Stock Incentive Plans (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Employee Stock [Member]		Dec. 31, 2012 Employee Stock [Member]		Dec. 31, 2011 Employee Stock [Member]		Dec. 31, 2013 Employee Stock Purchase Plan 2007 [Member]	Mar. 31, 2013 Employee Stock Purchase Plan 2007 [Member]	Dec. 31, 2007 Employee Stock Purchase Plan 2007 [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]
Compensation
Requisite service period of the stock award (in years)	3 years	5 years
Compensation expense related to share-based compensation			$ 100		$ 102		$ 112					$ 41	$ 30	$ 21
Recognized tax benefit on compensation expense			$ 32		$ 33		$ 38
Maximum number of shares that can be purchased under ESPP										15	15
Employee purchase price, percentage of fair market value of ordinary shares									85.00%
Shares of common stock purchased for ESPP									2
Average price of shares of common stock purchased for ESPP (in dollars per share)									$ 41.44
Shares of common stock available for issue under ESPP									17
Fair value of each stock option estimated using the Black-Scholes Option Pricing Model
Dividend yield (as a percent)			0.86%	[1]	0.73%	[1]	0.69%	[1]
Expected volatility (as a percent)			16.94%	[2]	22.88%	[2]	20.42%	[2]
Risk-free interest rate (as a percent)			0.10%	[3]	0.10%	[3]	0.15%	[3]
Expected life (in years)			6 months	[4]	6 months	[4]	6 months	[4]
Weighted-average grant date fair value (in dollars per share)			$ 10.08		$ 9.22		$ 7.21
Offering period for stock purchase plan (in months)									6 months

[1]	The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.
[2]	The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.
[3]	The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).
[4]	The expected life is based on the semi-annual purchase period.